FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets	$ 12,795	$ 9,781
Non-current assets	38,956	17,537
Total assets	51,751	27,318
Liabilities
Current liabilities	11,024	9,016
Non-current liabilities	29,674	11,808
Total Liabilities	40,698	20,824
Non-controlling interest	7,261	3,531
Net investment to the partnership	3,792	2,963
USD
Assets
Current assets	5,215	3,636
Non-current assets	18,994	9,414
Total assets	24,209	13,050
Liabilities
Current liabilities	3,439	2,886
Non-current liabilities	20,749	8,571
Total Liabilities	24,188	11,457
Non-controlling interest	752	1,060
Net investment to the partnership	(731)	533
AUD
Assets
Current assets	628	402
Non-current assets	4,848	733
Total assets	5,476	1,135
Liabilities
Current liabilities	1,184	551
Non-current liabilities	3,141	123
Total Liabilities	4,325	674
Non-controlling interest	641	52
Net investment to the partnership	510	409
GBP
Assets
Current assets	2,015	2,197
Non-current assets	2,283	819
Total assets	4,298	3,016
Liabilities
Current liabilities	2,343	2,514
Non-current liabilities	659	189
Total Liabilities	3,002	2,703
Non-controlling interest	426	171
Net investment to the partnership	870	142
CAD
Assets
Current assets	1,253	1,186
Non-current assets	6,026	1,997
Total assets	7,279	3,183
Liabilities
Current liabilities	1,336	1,232
Non-current liabilities	2,135	516
Total Liabilities	3,471	1,748
Non-controlling interest	2,578	750
Net investment to the partnership	1,230	685
EUR
Assets
Current assets	903	658
Non-current assets	1,582	993
Total assets	2,485	1,651
Liabilities
Current liabilities	1,147	592
Non-current liabilities	593	505
Total Liabilities	1,740	1,097
Non-controlling interest	427	383
Net investment to the partnership	318	171
BRL
Assets
Current assets	707	480
Non-current assets	3,230	3,065
Total assets	3,937	3,545
Liabilities
Current liabilities	471	314
Non-current liabilities	1,849	1,824
Total Liabilities	2,320	2,138
Non-controlling interest	1,173	1,052
Net investment to the partnership	444	355
Other
Assets
Current assets	2,074	1,222
Non-current assets	1,993	516
Total assets	4,067	1,738
Liabilities
Current liabilities	1,104	927
Non-current liabilities	548	80
Total Liabilities	1,652	1,007
Non-controlling interest	1,264	63
Net investment to the partnership	$ 1,151	$ 668